LEASE OBLIGATIONS - Lease Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LEASE OBLIGATIONS
Lease obligations	$ 757.7	$ 610.4
Less: Interest	211.1	167.4
Lease obligations	546.6	443.0
Less: Current portion of lease obligations	69.4	59.6
Non-current portion of lease obligations	477.2	383.4
Interest expense in connection with lease obligations	$ 32.8	$ 23.0